CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 4 – CONVERTIBLE NOTES PAYABLE

In January 2019, the Company commenced an offering of up to $500,000 pursuant to which the Company will issue convertible notes to investors. On January 18, 2019, February 5, 2019 and July 23, 2019, the Company issued three such convertible notes payable to three investors for $100,000, $130,000 and $150,000, respectively. The notes bear interest at a fixed rate of 10% per annum, computed based on a 360-day year and mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,000 ("Qualified Financing") or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note. On February 28, 2020, the Company and the holder of the January 18, 2019 convertible note agreed to extend the maturity date of the January 18, 2019 convertible note to January 18, 2021. Also on February 28, 2020, the Company and the holder of the February 5, 2019 convertible note agreed to extend the maturity date of the February 5, 2019 convertible note to February 5, 2021.

The notes are convertible into common stock of the Company following events on the following terms: with no action on the part of the note holder upon the consummation of a Qualified Financing, the debt will be converted to new round stock based on the product of the outstanding principal and accrued interest multiplied by 1.35, then divided by the accrual per share price of the new round common stock. If a change of control occurs or if the Company completes a firmly underwritten public offering of its common stock prior to the Qualified Financing the notes would, at the election of the holders of a majority of the outstanding principal of the notes, be either payable on demand as of the closing of such change of control or Initial Public Offering ('IPO") or convertible into shares of common stock immediately prior to such change of control transaction or IPO transaction at a price per share equal to the lesser of the per share value of the common stock as determined by the Company's Board of Directors or the per share consideration to be received by the holders of the common stock in such change of control or IPO transaction. Based on the terms of the conversion, the holders may receive a discount, and the notes are considered to have a contingent beneficial conversion feature. If conversion of the debt occurs, the Company will recognize an expense related to the intrinsic value. The Company recorded $37,541of accrued interest and has a total outstanding principal balance of $380,000 as of March 31, 2020.

In the event that the Company consummates a financing prior to the Maturity Date, other than a Qualified Financing, and the economic terms thereof are more favorable to the investors in such financing than the terms of the note, the note shall automatically be amended to reflect such more favorable economic terms.

December 31, 2019 Securities Purchase Agreement

On December 31, 2019, the Company entered into a Securities Purchase Agreement and issued and sold to a third party (the "Investor") a Convertible Note in the original principal amount of $275,000 (the "Note"), and a warrant to purchase 100,000 shares of the Company's common stock (the "Warrant"). The aggregate purchase price received by the Company was $250,000 after an original issue discount of $25,000. A one-time interest charge of 8% was applied on December 31, 2019 and will be payable, along with the Principal, on July 31, 2020 (the "Maturity Date"), as may be extended at the option of the Investor.

The unpaid outstanding principal amount and accrued and unpaid interest under the Note shall be convertible into shares of the Company's common stock at any time at the option of the Investor. The conversion price shall be equal to 80% multiplied by the price per share paid by the investors in the next capital raising transaction consummated by the Company in the amount of $1,000,000 or more (the "Qualified Financing"), subject to adjustments as provided in the Note. In the event the Investor elects to convert the Note prior to a Qualified Financing, the conversion price shall be the effective exercise price per share from time to time pursuant to the Warrant. At any time prior to the Maturity Date, upon 10 business days' notice to the Investor, the Company shall have the right to pre-pay the entire remaining principal amount of the Note subject to the pre-payment terms contained in the Note. The note is valued at face value and not considered a derivative since the Qualified Financing is at the control of the Company. The Company recorded $9,429 of accrued interest and has a total outstanding principal balance of $275,000 as of March 31, 2020.

The Note contains a price-based anti-dilution provision, pursuant to which the conversion price of the Note shall be reduced upon the occurrence of certain dilutive issuances of Company securities as set forth in the Note. The conversion of the Note is also subject to a beneficial ownership limitation of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion. In the event the Company, prior to the Maturity Date, issues any Security (as defined in the Note) with any term more favorable to the holder of such Security or with a term in favor of the holder of such Security that was not similarly provided to the Investor, then at the Investor's option such term shall become a part of the Note. The Company also agreed to provide piggy-back registration rights to the Investor pursuant to which the Company shall include all shares issuable upon conversion of the Note on the next registration statement the Company files with the Securities and Exchange Commission.

The Note contains events of default which, among other things, entitle the Investor to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Note. Upon the occurrence of any event of default, the outstanding balance shall immediately and automatically increase to 130% of the outstanding balance immediately prior to the event of default, and the conversion price of the Note shall be redefined to equal 65% of the lowest trade accruing during the 10 consecutive Trading Days (as defined in the Note) immediately preceding the applicable Conversion Date (as defined in the Note). Nickolay Kukekov, a director of the Company, and a third party, each has personally guaranteed the repayment of the Note.

The Warrant has an exercise price of $1.25 per share (the "Exercise Price"), subject to adjustments as provided in the Warrant, and has a term of five years. The Warrant contains a price-based anti-dilution provision, pursuant to which the exercise price of the Warrant shall be reduced upon the occurrence of certain dilutive issuances of securities as set forth in the Warrant, with a corresponding increase in the number of shares underlying the Warrant if the dilutive event occurs during the first three years of the Warrant, and a cashless exercise provision. The exercise of the Warrant is subject to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise. The Company calculated the Warrants at fair value of $130,768 using the Monte Carlo model, which was recognized as a discount to the Note and is being amortized as interest expense over the remaining term of the notes.

In the year ended December 31, 2019, the Company recorded a total debt discount of $155,768 related to the above convertible notes. Amortization of the debt discount is recorded as interest expense and a total of $66,549 was amortized during the three months ended March 31, 2020.

NOTE 5 – CONVERTIBLE NOTES PAYABLE

2017 Debt Offering

During the year ended December 31, 2017, the Company commenced a private offering (the "Bridge Financing Transaction") of up to $1,000,000, which was amended on September 19, 2017 to a maximum offering amount of $1,100,000 and amended again on April 4, 2018 to $1,500,000, pursuant to which the Company issued convertible notes totaling $1,087,500. The notes all have a maturity date of one year from the date of issuance and accrue interest at a rate of 8% per annum. In a qualified financing, reverse merger, change of control or an initial public offering ("Conversion Event"), the notes, including interest thereon, will automatically convert at $0.40 per share. Based on the terms of the conversion, the holders may receive a discount and is considered a contingent beneficial conversion feature. At the closing of the Conversion Event, the Company will recognize an expense related to the intrinsic value. The Company recorded $50,389 of accrued interest and has a total outstanding principal balance of $1,087,500 as of December 31, 2017.

In January 2018 the Company issued an additional $97,000 convertible note payable to a third party. The funding of the note was comprised of the $50,000 loaned to the Company on December 28, 2017, plus additional cash proceeds of $47,000 on January 3, 2018.

On April 24, 2018, the Company extended the maturity dates of all convertible notes issued during the year ended December 31, 2017 to the earlier of April 30, 2019 or the consummation of a qualified financing or other event pursuant to which the Conversion shares are to be issued.

The Company issued 12 additional convertible notes payable to third parties in the aggregate principal amount of $962,500 from February through September 2018. The terms of the convertible note are substantially the same as the notes issued during the year ended December 31, 2017. On September 21, 2018 the outstanding principal balances of all of the convertible notes in the amount of $2,147,000 and $128,050 in accrued interest was converted into shares of the Company's common stock (see Note 9).

The Company recorded a total debt discount of $122,615 related to all the above convertible notes. Amortization of the debt discount, which is recorded as interest expense, was $77,889 and $44,726 for the years ended December 31, 2018 and 2017, respectively. The discount related to the convertible notes was fully amortized on September 21, 2018 in relation to the conversion of the convertible notes to shares of the Company's common stock.

January 2019 Debt Offering

In January 2019, the Company commenced an offering of up to $500,000 pursuant to which the Company will issue convertible notes to investors. On January 18, 2019, February 5, 2019 and July 23, 2019, the Company issued three such convertible notes payable to three investors for $100,000, $130,000 and $150,000, respectively. The notes bear interest at a fixed rate of 10% per annum, computed based on a 360-day year and mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,000 ("Qualified Financing") or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note. On February 28, 2020, the Company and the holder of the January 18, 2019 convertible note agreed to extend the maturity date of the January 18, 2019 convertible note to January 18, 2021. Also on February 28, 2020, the Company and the holder of the February 5, 2019 convertible note agreed to extend the maturity date of the February 5, 2019 convertible note to February 5, 2021.

The notes are convertible into common stock of the Company following events on the following terms: with no action on the part of the note holder upon the consummation of a Qualified Financing, the debt will be converted to new round stock based on the product of the outstanding principal and accrued interest multiplied by 1.35, then divided by the accrual per share price of the new round common stock. If a change of control occurs or if the Company completes a firmly underwritten public offering of its common stock prior to the Qualified Financing the notes would, at the election of the holders of a majority of the outstanding principal of the notes, be either payable on demand as of the closing of such change of control or Initial Public Offering ('IPO") or convertible into shares of common stock immediately prior to such change of control transaction or IPO transaction at a price per share equal to the lesser of the per share value of the common stock as determined by the Company's Board of Directors or the per share consideration to be received by the holders of the common stock in such change of control or IPO transaction. Based on the terms of the conversion, the holders may receive a discount, and the notes are considered to have a contingent beneficial conversion feature. If conversion of the debt occurs, the Company will recognize an expense related to the intrinsic value. The Company recorded $28,043 of accrued interest and has a total outstanding principal balance of $380,000 as of December 31, 2019.

In the event that the Company consummates a financing prior to the Maturity Date, other than a Qualified Financing, and the economic terms thereof are more favorable to the investors in such financing than the terms of the note, the note shall automatically be amended to reflect such more favorable economic terms.

December 31, 2019 Securities Purchase Agreement

On December 31, 2019, the Company entered into a Securities Purchase Agreement and issued and sold to a third party a Convertible Note in the original principal amount of $275,000 (the "Note"), and a warrant to purchase 100,000 shares of the Company's common stock (the "Warrant"). The aggregate purchase price received by the Company was $250,000 after an original issue discount of $25,000. A one-time interest charge of 8% was applied on December 31, 2019 and will be payable, along with the Principal, on July 31, 2020 (the "Maturity Date"), as may be extended at the option of the Investor.

The unpaid outstanding principal amount and accrued and unpaid interest under the Note shall be convertible into shares of the Company's common stock at any time at the option of the Investor. The conversion price shall be equal to 80% multiplied by the price per share paid by the investors in the next capital raising transaction consummated by the Company in the amount of $1,000,000 or more (the "Qualified Financing"), subject to adjustments as provided in the Note. In the event the Investor elects to convert the Note prior to a Qualified Financing, the conversion price shall be the effective exercise price per share from time to time pursuant to the Warrant. At any time prior to the Maturity Date, upon 10 business days' notice to the Investor, the Company shall have the right to pre-pay the entire remaining principal amount of the Note subject to the pre-payment terms contained in the Note. The note is valued at face value and not considered a derivative since the Qualified Financing is at the control of the Company. The Company recorded $0 of accrued interest and has a total outstanding principal balance of $275,000 as of December 31, 2019.

The Note contains a price-based anti-dilution provision, pursuant to which the conversion price of the Note shall be reduced upon the occurrence of certain dilutive issuances of Company securities as set forth in the Note. The conversion of the Note is also subject to a beneficial ownership limitation of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion. In the event the Company, prior to the Maturity Date, issues any Security (as defined in the Note) with any term more favorable to the holder of such Security or with a term in favor of the holder of such Security that was not similarly provided to the Investor, then at the Investor's option such term shall become a part of the Note. The Company also agreed to provide piggy-back registration rights to the Investor pursuant to which the Company shall include all shares issuable upon conversion of the Note on the next registration statement the Company files with the Securities and Exchange Commission.

The Note contains events of default which, among other things, entitle the Investor to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Note. Upon the occurrence of any event of default, the Outstanding Balance shall immediately and automatically increase to 130% of the Outstanding Balance immediately prior to the event of default, and the conversion price of the Note shall be redefined to equal 65% of the lowest trade accruing during the 10 consecutive Trading Days (as defined in the Note) immediately preceding the applicable Conversion Date (as defined in the Note). Nickolay Kukekov, a director of the Company, and a third party, each has personally guaranteed the repayment of the Note.

The Warrant has an exercise price of $1.25 per share (the "Exercise Price"), subject to adjustments as provided in the Warrant, and has a term of five years. The Warrant contains a price-based anti-dilution provision, pursuant to which the exercise price of the Warrant shall be reduced upon the occurrence of certain dilutive issuances of securities as set forth in the Warrant, with a corresponding increase in the number of shares underlying the Warrant if the dilutive event occurs during the first three years of the Warrant, and a cashless exercise provision. The exercise of the Warrant is subject to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise. The Company calculated the Warrants at fair value of $130,768 using the Monte Carlo model, which was recognized as a discount to the Note and is being amortized as interest expense over the remaining term of the notes.

The Company recorded a total of $155,768 of debt discounts related to the above Note during the year ended December 31, 2019. Amortization of debt discount for the year ended December 31, 2019 was $0.